Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
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Revenue and Segment Results by Operating and Reportable Segments
An analysis of the Group’s revenue and segment results by operating and reportable segments for the years are as follows:

	PRC OEM sales			PRC aftermarket sales			International sales			Consolidated
	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue from external customers	1,758,057	1,302,273	1,168,710	1,008,824	910,212	439,603	384,699	284,229	161,610	3,151,580	2,496,714	1,769,923	271,252
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	4,339	3,168	2,119	4,339	3,168	2,119	325
Provision of sales rebates and discount	—	—	—	(6,305)	(6,664)	(2,564)	—	—	—	(6,305)	(6,664)	(2,564)	(393)

Total consolidated net revenue, as reported	1,758,057	1,302,273	1,168,710	1,002,519	903,548	437,039	389,038	287,397	163,729	3,149,614	2,493,218	1,769,478	271,184

Segment result (gross (loss) profit before reconciliation)	232,992	124,321	(49,024)	127,540	83,640	(14,938)	17,828	30,124	1,162	378,360	238,085	(62,800)	(9,625)
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	4,339	3,168	2,119	4,339	3,168	2,119	325
Provision of sales rebates and discount	—	—	—	(6,305)	(6,664)	(2,564)	—	—	—	(6,305)	(6,664)	(2,564)	(393)
Unrealized (profit) loss	(113)	(6)	1,923	—	—	—	—	—	—	(113)	(6)	1,923	295
Fair value adjustments arose from acquisition of subsidiaries
–Additional depreciation of property, plant and equipment	(793)	(763)	(912)	(328)	(378)	(256)	(137)	(116)	(90)	(1,258)	(1,257)	(1,258)	(193)
–Additional amortization of prepaid lease payments	(1,012)	(974)	(1,164)	(419)	(483)	(326)	(174)	(148)	(115)	(1,605)	(1,605)	(1,605)	(246)
–Amortization of capitalized general borrowing cost of qualifying assets	(2,252)	(2,380)	(2,843)	(932)	(1,179)	(796)	(388)	(362)	(281)	(3,572)	(3,921)	(3,920)	(601)

Total consolidated gross (loss) profit, as reported	228,822	120,198	(52,020)	119,556	74,936	(18,880)	21,468	32,666	2,795	369,846	227,800	(68,105)	(10,438)

Other income, gains and losses										16,089	17,320	10,825	1,659
Net exchange gain (loss)										1,250	494	(2,419)	(370)
Impairment charge on property, plant and equipment										—	—	(54,000)	(8,276)
Selling and distribution costs										(174,774)	(155,308)	(140,748)	(21,570)
Research and development expenses										(51,760)	(56,841)	(66,109)	(10,132)
Administrative expenses										(144,454)	(121,647)	(137,329)	(21,046)
Finance costs										(23,210)	(24,435)	(24,362)	(3,734)

Loss before taxation										(7,013)	(112,617)	(482,247)	(73,907)
Income tax (expense) credit										(969)	7,747	83,201	12,751

Loss for the year										(7,982)	(104,870)	(399,046)	(61,156)

Revenue from Products	The categorization is mainly based on the type of vehicles to which the respective product is assembled as well as the product’s component composition. Revenue from these products is as follows:

	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
Tubed steel wheels	1,452,696	1,124,025	603,202	92,445
Tubeless steel wheels	1,294,187	1,017,510	878,012	134,561
Off-road steel wheels	48,917	55,248	45,620	6,992
Aluminum wheels	281,150	243,174	213,386	32,703
Wheel components	72,664	53,261	29,258	4,483

Total consolidated revenue	3,149,614	2,493,218	1,769,478	271,184

Sales by Geographical Markets Based on Locations of Customers
The Group’s operations are located in the PRC. The following table provides an analysis of the Group’s sales by geographical markets based on locations of customers:

	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
The PRC (country of domicile)	2,760,577	2,205,821	1,605,749	246,092
Thailand	39,808	29,879	14,901	2,284
Japan	24,719	17,572	14,176	2,173
Vietnam	37,294	28,200	13,287	2,036
Indonesia	33,225	25,056	12,889	1,975
Malaysia	32,145	24,635	12,797	1,961
Dubai	24,646	17,871	12,433	1,905
South Korea	17,731	12,622	5,032	771
Others*	179,469	131,562	78,214	11,987

	3,149,614	2,493,218	1,769,478	271,184

*	No further analysis by countries in this category is presented because the revenue from each individual country is insignificant to the total revenue.